Disclosure of Compensation Related Costs, Share-based Payments [Text Block] (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the equity award activity under 2016 Equity Incentive Plan is stated below:

	Number of options	Weighted- average exercise price	Weighted- average grant- date fair value	Weighted - average remaining contractual term	Aggregate intrinsic Value
		US$	US$	Years	US$
Outstanding, December 31, 2016	5,985,000	1.44	N/A	7.91	10,683
Granted	975,000	1.44	5.64
Forfeited	(75,000)	1.44	N/A

Outstanding, December 31, 2017	6,885,000	1.44	N/A	6.84	41,035

Vested and expected to vest at December 31, 2017	6,885,000	1.44	N/A	6.84	41,035

Exercisable at December 31, 2017	3,466,838	1.44	N/A	6.34	20,662

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

The assumptions used to estimate the fair value of 2016 Equity Incentive Plan granted are as follows:

	For the years ended December 31,
	2016	2017
Risk-free interest rate	1.92%-2.23%		2.39%-2.93%
Expected volatility range	48.1%-50.7%		47.5%-49.3%
Suboptimal exercise factor	2.8		2.8
Fair value per ordinary share as at valuation date	US$3.10-$3.26	US$	7.07

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

Total cost of share-based payments are summarized as follows:

	For the year ended December 31, 2017
	RMB	US$
Cost of revenues	17,063	2,622
Selling and marketing expenses	9,045	1,390
General and administrative expenses	69,199	10,636

Total	95,307	14,648